Intangible Assets and Goodwill Goodwill (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Goodwill and Intangible Assets Disclosure [Abstract]
Goodwill, period start	$ 44,132	$ 38,821
Goodwill, Acquired During Period	164	5,311
Goodwill, Impairment Loss	(33,228)
Goodwill, period end	$ 11,068	$ 44,132